UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5086

Churchill Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
March 31, 2010
(unaudited)

		Rating
Principal		Moody's/
Amount	General Obligation Bonds (3.0%)	S&P	Value	(a)

	Highland Heights, Kentucky
$235,000	4.500%, 12/01/25	A3/NR	$241,380
370,000	4.600%, 12/01/27	A3/NR	380,848
500,000	5.125%, 12/01/38	A3/NR	512,635

	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA+	4,271,025

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa2/AA+	970,882

	Wilder, Kentucky
1,090,000	4.900%, 12/01/29	Aa3/AAA	1,112,814

	Total General Obligation Bonds		7,489,584

	Revenue Bonds (95.7%)

	State Agencies (14.6%)

	Kentucky Area Development District Financing
500,000	5.000%, 12/01/23 LOC Wachovia Bank	NR/AA	506,170

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa3/AA	1,105,910

	Kentucky Asset & Liability Commission University of Kentucky Project
500,000	4.500%, 10/01/22 NPFG FGIC Insured	Aa3/AA-	516,930

	Kentucky Asset & Liability Commission University of Kentucky Project
500,000	5.000%, 10/01/25 Series B	Aa3/AA-	533,400
750,000	5.000%, 10/01/26 Series B	Aa3/AA-	796,605
1,000,000	5.000%, 10/01/27 Series B	Aa3/AA-	1,057,510

	Kentucky Economic Development Finance Authority Louisville Arena Project
5,725,000	5.750%, 12/01/28 AGMC Insured	Aa3/AAA	6,228,857

	Kentucky Infrastructure Authority
230,000	5.000%, 06/01/21	Aa3/A+	232,581

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 11/01/17 AMBAC Insured	A1/A+	1,067,200
6,000,000	5.250%, 10/01/18	Aa3/A+	6,139,020
1,925,000	5.000%, 10/01/19	Aa3/A+	1,960,054
3,000,000	5.000%, 11/01/19 AGMC Insured	Aa3/AAA	3,117,810
1,020,000	5.000%, 11/01/20	Aa3/A+	1,120,521
1,375,000	5.375%, 11/01/23	Aa3/A+	1,521,493
2,820,000	5.750%, 04/01/24 AMBAC Insured	A1/A+	3,101,915
1,300,000	5.250%, 02/01/28 AGMC Insured	Aa3/AAA	1,403,636
750,000	5.500%, 11/01/28	Aa3/A+	821,798
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AAA	2,642,225
2,625,000	5.750%, 04/01/29 AMBAC Insured	A1/A+	2,846,734

	Total State Agencies		36,720,369

	County Agencies (2.0%)

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR*	1,609,052
2,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR*	2,645,491

	Lexington-Fayette Urban County, Kentucky Public Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR	504,675

	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR	372,753

	Total County Agencies		5,131,971

	Hospitals (12.2%)

	Jefferson County, Kentucky Health Facilities
1,715,000	5.650%, 01/01/17 AMBAC Insured	A3/A	1,715,292
2,200,000	5.250%, 05/01/17	NR/A	2,265,450

	Jefferson County, Kentucky Health Facilities University Hospital
1,000,000	5.250%, 07/01/22 NPFG Insured	Baa1/A	1,001,680

	Jefferson County, Kentucky Medical Center
2,000,000	5.500%, 05/01/22	NR/A	2,059,260

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
2,170,000	5.375%, 08/15/24	Aa3/NR*	2,334,182

	Kentucky Economic Development Finance Authority, Catholic Health
2,000,000	5.000%, 05/01/29	Aa2/AA	2,033,480
1,000,000	5.000%, 05/01/29	Aa2/AA	1,008,380

	Kentucky Economic Development Finance Authority, Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-*	1,014,930

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A1/A+	992,470

	Lexington-Fayette Urban County, Kentucky Public Facilities
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR	500,840

	Louisville & Jefferson County, Kentucky Medical Center
1,000,000	5.000%, 06/01/18	NR/A	1,039,630

	Louisville & Jefferson County, Kentucky Metro Health, Jewish Hospital Revenue
1,250,000	6.000%, 02/01/22	A3/A	1,292,350
1,800,000	6.125%, 02/01/37	A3/A	1,872,864

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System (Norton)
8,010,000	5.000%, 10/01/26	NR/A-**	7,947,762
4,000,000	5.000%, 10/01/30	NR/A-**	3,771,560

	Total Hospitals		30,850,130

	Housing (13.3%)

	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA	562,431
85,000	5.125%, 07/01/17	Aaa/AAA	85,117
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	471,043
285,000	4.250%, 01/01/18	Aaa/AAA	288,523
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	576,277
180,000	4.250%, 07/01/18	Aaa/AAA	182,218
900,000	4.800%, 07/01/20 AMT	Aaa/AAA	890,622
1,150,000	5.350%, 01/01/21 AMT FNMA collateralized	Aaa/AAA	1,157,280
6,025,000	5.450%, 07/01/22 AMT	Aaa/AAA	6,083,985
4,565,000	5.250%, 07/01/22 AMT	Aaa/AAA	4,598,461
245,000	5.200%, 07/01/22	Aaa/AAA	247,595
415,000	5.100%, 07/01/22 AMT	Aaa/AAA	417,229
2,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	2,571,285
2,000,000	4.700%, 07/01/22 Series E AMT	Aaa/AAA	2,001,000
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,638,810
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	688,315
4,140,000	5.200%, 07/01/25 AMT	Aaa/AAA	4,154,366
600,000	4.750%, 07/01/26	Aaa/AAA	604,224
265,000	5.375%, 07/01/27	Aaa/AAA	268,061
2,300,000	5.000%, 07/01/27 Series N AMT	Aaa/AAA	2,250,435
1,000,000	4.750%, 07/01/27 Series E AMT	Aaa/AAA	941,760
315,000	4.850%, 07/01/29	Aaa/AAA	320,138
490,000	5.550%, 07/01/33	Aaa/AAA	492,234
600,000	5.150%, 07/01/39	Aaa/AAA	610,938

	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/AAA	1,341,602

	Total Housing		33,443,949

	Schools (31.8%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 CIFG Insured	Aa3/NR	1,274,703
1,670,000	4.375%, 08/01/26 CIFG Insured	Aa3/NR	1,688,754

	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,020,670

	Boone County, Kentucky School District Finance Corp.
1,000,000	4.125%, 08/01/22 Syncora Guarantee Inc. Insured	Aa3/NR	1,003,030

	Boone County, Kentucky School District Finance Corp. School Building Revenue
140,000	4.750%, 06/01/20 AGMC Insured	Aa3/AAA	142,370
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR	1,621,870
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR	1,211,338

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 CIFG Insured	A3/A-	1,082,600
200,000	4.625%, 06/01/24 CIFG Insured	A3/A-	209,220

	Bullitt County, Kentucky School District Finance Corp.
200,000	4.300%, 10/01/21 NPFG Insured	Aa3/NR	201,868
2,455,000	4.500%, 10/01/22 NPFG Insured	Aa3/NR	2,514,067
2,590,000	4.500%, 10/01/23 NPFG Insured	Aa3/NR	2,645,892
1,145,000	4.500%, 04/01/27 AGMC Insured	Aa3/NR	1,162,656
1,200,000	4.500%, 04/01/28 AGMC Insured	Aa3/NR	1,212,840

	Christian County, Kentucky School District Finance Corp.
720,000	4.000%, 08/01/19 Syncora Guarantee Inc. Insured	Aa3/NR	728,921
855,000	4.000%, 08/01/20 Syncora Guarantee Inc. Insured	Aa3/NR	864,362
905,000	4.000%, 08/01/21 Syncora Guarantee Inc. Insured	Aa3/NR	914,910
1,465,000	4.000%, 08/01/22 Syncora Guarantee Inc. Insured	Aa3/NR	1,478,229
1,525,000	4.125%, 08/01/23 Syncora Guarantee Inc. Insured	Aa3/NR	1,539,808
1,590,000	4.125%, 08/01/24 Syncora Guarantee Inc. Insured	Aa3/NR	1,597,091

	Daviess County, Kentucky School District Finance Corp.
200,000	5.000%, 06/01/24	Aa3/NR	208,506

	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured	Aa3/AAA	5,085,400
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa3/AAA	4,388,797

	Floyd County, Kentucky School Building
680,000	4.375%, 10/01/22	Aa3/NR	691,104

	Floyd County, Kentucky School Finance Corporation School Building
1,320,000	4.000%, 03/01/23 Syncora Guarantee Inc. Insured	Aa3/NR	1,325,478
1,255,000	4.125%, 03/01/26 Syncora Guarantee Inc. Insured	Aa3/NR	1,248,436

	Fort Thomas, Kentucky Independent School District Building Revenue
610,000	4.375%, 04/01/25	Aa3/NR	615,594

	Fort Thomas, Kentucky Independent School District Finance
785,000	4.375%, 04/01/21	Aa3/NR	804,735

	Franklin County, Kentucky School District Finance Corp.
1,000,000	5.000%, 04/01/24	Aa3/NR	1,040,990

	Graves County, Kentucky School Building Revenue
1,260,000	5.000%, 06/01/22	Aa3/NR	1,310,551
1,320,000	5.000%, 06/01/23	Aa3/NR	1,364,999

	Hardin County, Kentucky School District Finance Corp.
1,475,000	4.000%, 02/01/19 AMBAC Insured	Aa3/NR	1,491,712

	Jefferson County, Kentucky School District Finance Corp. School Building
150,000	5.000%, 04/01/20 AGMC Insured (pre-refunded)	Aa3/AAA	158,294
1,360,000	4.250%, 06/01/21 AGMC Insured	Aa3/AAA	1,390,260

	Kenton County, Kentucky School Building Revenue
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR	601,393

	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 CIFG Insured	Aa3/NR	451,804
4,250,000	5.000%, 06/01/22 NPFG Insured	Aa3/NR	4,467,345
750,000	4.375%, 04/01/24 CIFG Insured	Aa3/NR	759,653
325,000	4.400%, 04/01/26 CIFG Insured	Aa3/NR	328,065

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa3/NR	279,331
470,000	4.500%, 07/01/22 NPFG Insured	Aa3/NR	486,506
785,000	4.500%, 07/01/23 NPFG Insured	Aa3/NR	809,932

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System (Sisters of Mercy)
1,000,000	5.000%, 10/01/35	NR/NR**	920,340

	Louisville & Jefferson County, Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR1	553,702
1,000,000	4.500%, 10/01/32	Aa3/AA-	973,770

	Magoffin County, Kentucky School Building Revenue
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR	381,851

	Magoffin County, Kentucky School District
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR	479,964

	Meade County, Kentucky School District
490,000	4.250%, 09/01/26 NPFG Insured	Aa3/NR	493,538

	Murray State University Project, Kentucky General Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+	752,450

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR	812,594
325,000	4.500%, 05/01/25	Aa3/NR	332,725

	Oldham County, Kentucky School District Finance Corp.
500,000	5.000%, 05/01/19 NPFG Insured	Aa3/NR	526,460
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR	1,009,370

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
390,000	4.375%, 09/01/24	Aa3/NR	400,897

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR	724,905

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR	1,372,696

	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa3/NR	1,141,883
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa3/NR	1,999,515
1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa3/NR	1,594,117

	Scott County, Kentucky School District Finance Corp. School Building Revenue
1,000,000	4.250%, 02/01/27 AGMC Insured	Aa3/NR	994,010

	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee Inc. Insured	Aa3/AA-	917,223
1,545,000	4.500%, 10/01/23 Syncora Guarantee Inc. Insured	Aa3/AA-	1,595,877
1,625,000	4.500%, 10/01/25 Syncora Guarantee Inc. Insured	Aa3/AA-	1,660,750
1,010,000	4.500%, 10/01/26 Syncora Guarantee Inc. Insured	Aa3/AA-	1,028,766

	University of Louisville, Kentucky
1,000,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR	973,670

	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR	298,106

	Western Kentucky University Revenue General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/A+	1,944,620
2,980,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/A+	2,870,276

	Total Schools		80,178,159

	Transportation (8.1%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A	1,275,716

	Kentucky State Turnpike Authority Revenue
2,250,000	5.000%, 07/01/25	Aa3/AA+	2,442,105
2,250,000	5.000%, 07/01/27	Aa3/AA+	2,401,538
1,100,000	5.000%, 07/01/28	Aa3/AA+	1,168,541
800,000	5.000%, 07/01/29	Aa3/AA+	850,416

	Louisville, Kentucky Regional Airport Authority
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AAA	1,016,630
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A1/A+	2,529,664

	Louisville & Jefferson County Regional Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AAA	1,026,520
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AAA	2,035,520
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AAA	1,391,865
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AAA	3,436,985
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AAA	278,295
500,000	5.000%, 07/01/25 NPFG Insured AMT	A1/A+	484,410

	Total Transportation		20,338,205

	Utilities (13.8%)

	Bardstown, Kentucky Combined Utilities Revenue
200,000	5.000%, 12/01/19 NPFG Insured	A2/NR	203,318

	Boone County, Kentucky Pollution Control Revenue (Dayton Power & Light)
2,000,000	4.700%, 01/01/28 FGIC Insured	Aa3/A	1,971,460

	Campbell & Kenton Counties, Kentucky (Sanitation District) Revenue
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa3/AA	1,734,477
300,000	4.300%, 08/01/27 NPFG Insured	Aa3/AA	303,297
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa3/AA	1,458,700

	Carroll County, Kentucky Environmental Facilities Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/BBB+	1,521,300

	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa1/AA-	210,246
595,000	5.000%, 02/01/20 NPFG Insured	Baa1/AA-	614,879
210,000	4.250%, 08/01/20 NPFG Insured	Baa1/AA-	215,017
200,000	4.375%, 08/01/22 NPFG Insured	Baa1/AA-	206,284
240,000	4.500%, 08/01/23 NPFG Insured	Baa1/AA-	248,393
200,000	4.500%, 02/01/24 NPFG Insured	Baa1/AA-	204,796
255,000	4.500%, 08/01/24 NPFG Insured	Baa1/AA-	263,050
355,000	4.600%, 02/01/25	NR/AA-	367,958
290,000	4.500%, 08/01/27 NPFG Insured	Baa1/AA-	295,577
245,000	4.600%, 08/01/28 NPFG Insured	Baa1/AA-	249,831
315,000	4.625%, 08/01/29 NPFG Insured	Baa1/AA-	320,594

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AAA	2,480,864
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AAA	2,603,221
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AAA	1,581,375

	Louisville, Kentucky Waterworks Board Water System
6,600,000	5.250%, 11/15/22 AGMC Insured (pre-refunded)	Aa1/AAA	6,800,442
2,415,000	5.250%, 11/15/24 AGMC Insured (pre-refunded)	Aa1/AAA	2,488,344

	Northern Kentucky Water District
660,000	5.000%, 02/01/23 NPFG FGIC Insured	A2/NR	668,653
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,085,190

	Owensboro, Kentucky Electric and Power
1,555,000	5.000%, 01/01/20 AGMC Insured	Aa3/AAA	1,563,770

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	Aa3/NR	536,995

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement Revenue
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/AA-	905,699

	Trimble County, Kentucky Environmental Facilities
3,000,000	4.600%, 06/01/33 AMBAC Insured	A2/BBB+	2,789,640

Total Utilities		34,893,370

Total Revenue Bonds		241,556,153

Total Investments (cost $243,724,930-note b)	98.7%	249,045,737

Other assets less liabilities	1.3	3,272,584

Net Assets	100.0%	$252,318,321

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	31.0%
Pre-refunded bonds ††	3.8
Aa of Moody's or AA of S&P or Fitch	47.3
A of Moody's or S&P or Fitch	17.7
Not rated1	0.2
100.0%

† Calculated using the highest rating of the three rating services.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

Fitch ratings
* AA
** A

1 Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four credit ratings if  a credit rating were to be assigned by  a rating service.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
CHURCHILL TAX-FREE FUND OF KENTUCKY
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $243,493,098 amounted to of $5,552,639, which consisted of aggregate gross unrealized appreciation of $6,688,376 and aggregate gross unrealized depreciation of $1,135,737.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments (details of which can be found in the schedule of investments), used to value the Fund’s net assets as of March 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds	$249,045,737
Level 3 – Significant Unobservable Inputs	$-
Total	$249,045,737

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2010